Stockholder's Equity - Components of Accumulated Other Comprehensive Income (Loss) Reclassified (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		$ 1,595,468		$ 1,546,721	$ 1,539,114
Acquisition of NCI		(7,697)		(17,182)
Other comprehensive income (loss), net of tax		16,429		27,013	3,773
Ending Balance		1,788,777		1,595,468	1,546,721
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		(42,082)		(29,925)	(15,212)
Other comprehensive income (loss) before reclassification		(1,010)		(12,157)	(12,470)
Amounts reclassified from AOCI		(5,933)	[1]		(2,243)
Other comprehensive income (loss), net of tax		(6,943)		(12,157)	(14,713)
Ending Balance		(49,025)		(42,082)	(29,925)
Unrealized Holding Gain (Loss) on Investments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		269		247	241
Other comprehensive income (loss) before reclassification		124		22	6
Other comprehensive income (loss), net of tax		124		22	6
Ending Balance		393		269	247
Gain (Loss) on Derivative [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	[2]	(25,082)		(64,277)	(82,837)
Other comprehensive income (loss) before reclassification	[2]	15,501		4,004	(57,459)
Acquisition of NCI	[2]	2,284
Amounts reclassified from AOCI	[2],[3]	5,481		35,191	76,019
Other comprehensive income (loss), net of tax	[2]	23,266		39,195	18,560
Ending Balance	[2]	(1,816)		(25,082)	(64,277)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		(66,895)		(93,955)	(97,808)
Other comprehensive income (loss) before reclassification		14,615		(8,131)	(69,923)
Acquisition of NCI		2,284
Amounts reclassified from AOCI		(452)		35,191	73,776
Other comprehensive income (loss), net of tax		16,447		27,060	3,853
Ending Balance		$ (50,448)		$ (66,895)	$ (93,955)

[1]	Release of CTA to Other non-operating income (expense), net, on liquidation of certain foreign entities
[2]	Refer to Note 14, Derivative Financial Instruments, for additional details
[3]	Reclassified to Cost of operations and Other non-operating income (expense), net